Note F - Income Taxes (Details) - Reconciliation of Income Tax Expense By Applying The Statutory Federal Rate (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Reconciliation of Income Tax Expense By Applying The Statutory Federal Rate [Abstract]
Income taxes at statutory rate	$ 15,497	$ 14,856	$ 14,940
State and local income taxes, net of federal tax benefit	587	719	611
Research and development tax credits	(740)		(375)
Domestic production activities	(952)	(980)	(811)
Lower foreign taxes differential	(612)	(528)	(577)
Uncertain tax positions	94	(236)	49
Valuation Allowance	162
Other	137	413	44
Income tax expense	$ 14,173	$ 14,244	$ 13,881